Share-based compensation - Deferred Compensation Plan (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 £ / shares
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Granted, Weighted-average grant date fair value per share | £ / shares			£ 8.74
Deferred Compensation Plan
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Deferral service period	2 years
Number of unvested ordinary shares granted | shares	77,281	146,455
Granted, Weighted-average grant date fair value per share | $ / shares	$ 13.14	$ 9.31
Remaining contractual term of unvested awards	9 months 18 days	1 year 3 months 18 days
Compensation cost not yet recognized	$ 1.0	$ 0.9
Deferred compensation outstanding liability	$ 19.4	$ 9.1
Deferred Compensation Plan | RSU
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Deferral period	5 years
Deferred Compensation Plan | Minimum
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Deferral period	3 years